Revolving Credit Facility and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt
As of December 31, 2013, annual maturities of the outstanding long-term debt for each of the five years after December 31, 2013 are as follows (in thousands):

Fiscal
2014	$3,326
2015	183,856
2016	1,784
2017	1,386
2018	—
Thereafter	—
$190,352